SCHEDULES OF SUPPLIER RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Purchases	$ 251,060	$ 324,626
Purchases [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 565,540	$ 747,881	$ 1,453,212
Risk percentage	16.40%	22.30%	21.70%
Purchases [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 553,538		$ 679,950
Risk percentage	16.10%		10.20%
Purchases [Member] | Supplier Aggregate Total [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 1,119,078	$ 747,881	$ 2,133,162
Risk percentage	32.50%	22.30%	31.90%
Accounts Payable [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	30.10%	29.20%
Purchases	$ 75,513	$ 94,913
Accounts Payable [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	30.80%	24.80%
Purchases	$ 77,361	$ 80,577
Accounts Payable [Member] | Supplier Aggregate Total [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	72.60%	64.60%
Purchases	$ 182,200	$ 209,924
Accounts Payable [Member] | Supplier C [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	11.70%	10.60%
Purchases	$ 29,326	$ 34,434